SHARE CAPITAL	6 Months Ended
Jun. 30, 2022
Share Capital [Abstract]
SHARE CAPITAL
5.	SHARE CAPITAL
Authorized: Unlimited number of no par value common shares. As of June 30, 2022, the Company has 111,408,322 common shares issued and outstanding (111,202,690 as of December 31, 2021).